Premises and Equipment (Components of Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 27,791	$ 27,020
Accumulated depreciation	(13,945)	(13,156)
Property, Plant and Equipment, Net, Total	13,846	13,864
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,832	2,771
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,788	17,613
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 7,171	$ 6,636